Offerings - Offering: 1	Sep. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153.10
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.